Revised Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Trade accounts receivable, net	$ 325,104	$ 352,630
Other receivables	28,145	45,973
Inventories	178,922	156,549
Total current assets	683,479	838,567
Property, plant and equipment, net	663,244	710,465	1,265,940
Other assets	159,320	114,103
Total assets	2,269,227	2,446,517	2,979,538
LIABILITIES
Accounts payable	146,506	181,925
Income taxes payable	1,985	6,072
Other current liabilities	144,543	132,550
Total current liabilities	565,560	608,968
Other liabilities	37,699	54,376
Total liabilities	1,917,317	1,848,962
HARSCO CORPORATION STOCKHOLDERS’ EQUITY
Accumulated other comprehensive loss	(532,256)	(370,615)	(411,168)
Retained earnings	1,283,549	1,372,041
Total Harsco Corporation stockholders’ equity	307,588	554,462
Total equity	351,910	597,555	857,251	1,220,741
Total liabilities and equity	2,269,227	2,446,517
As Previously Reported
ASSETS
Trade accounts receivable, net		353,181
Other receivables		46,470
Inventories	177,265	155,689
Total current assets	681,822	838,755
Property, plant and equipment, net		711,346
Other assets	155,551	108,265
Total assets	2,263,801	2,441,748
LIABILITIES
Accounts payable		181,410
Income taxes payable		7,199
Other current liabilities		129,739
Total current liabilities		606,769
Other liabilities	25,849	42,526
Total liabilities	1,905,467	1,834,913
HARSCO CORPORATION STOCKHOLDERS’ EQUITY
Accumulated other comprehensive loss	(532,491)
Retained earnings	1,290,208	1,381,321
Total Harsco Corporation stockholders’ equity	314,012	563,742
Total equity	358,334	606,835
Total liabilities and equity	2,263,801	2,441,748
Revision
ASSETS
Trade accounts receivable, net		(551)
Other receivables		(497)
Inventories	1,657	860
Total current assets	1,657	(188)
Property, plant and equipment, net		(881)
Other assets	3,769	5,838
Total assets	5,426	4,769
LIABILITIES
Accounts payable		515
Income taxes payable		(1,127)
Other current liabilities		2,811
Total current liabilities		2,199
Other liabilities	11,850	11,850
Total liabilities	11,850	14,049
HARSCO CORPORATION STOCKHOLDERS’ EQUITY
Accumulated other comprehensive loss	235
Retained earnings	(6,659)	(9,280)
Total Harsco Corporation stockholders’ equity	(6,424)	(9,280)
Total equity	(6,424)	(9,280)
Total liabilities and equity	$ 5,426	$ 4,769